Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

(215) 564-8000

J. Stephen Feinour, Jr.

jfeinourjr@stradley.com

215.564.8521

March 28, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	OSI ETF Trust (the “Trust”)
File Nos. 333-212418 and 811-23167

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated December 28, 2016, as revised March 17, 2017, for the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 17, 2017 (Accession No. 0001680359-17-000106) pursuant to Rule 497(e) under the Securities Act of 1933.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.